Leases	12 Months Ended
Mar. 31, 2023
Leases [Abstract]
Leases
15.	Leases
As of March 31, 2022 and 2023, the Company has operating leases recorded on its consolidated balance sheet for certain office spaces and facilities that expire on various dates through 2026. The Company does not plan to cancel the existing lease agreements for its existing facilities prior to their respective expiration dates. When determining the lease term, the Company considers options to extend or terminate the lease when it is reasonably certain that it will exercise or not exercise that option. All of the Company’s leases qualify as operating leases.

	As of March 31, 2022	As of March 31, 2023
	RMB	RMB
Assets
Operating lease right-of-use assets	38,567	22,354

Liabilities
Operating lease liabilities, current	10,001	9,220
Operating lease liabilities, non-current	28,197	12,741

Total operating lease liabilities	38,198	21,961

Weighted average remaining lease term (years)	3.61	2.77
Weighted average discount rate	4.95%	5.38%
Information related to operating lease activity during the years ended March 31, 2021, 2022 and 2023 are as follows:

	Year ended March 31, 2021	Year ended March 31, 2022	Year ended March 31, 2023
	RMB	RMB	RMB
Operating lease right-of-use assets obtained in exchange for lease obligations	25,970	21,038	8,384

Operating lease related expenses
Amortization of right-of-use assets	11,687	11,705	24,597
Interest of lease liabilities	1,596	1,949	1,777

	13,283	13,654	26,374

	Year ended March 31, 2021	Year ended March 31, 2022	Year ended March 31, 2023
	RMB	RMB	RMB
Operating lease payments (included in measurement of lease liabilities)	12,850	12,849	26,397

Maturities of lease liabilities were as follows:

Year ended March 31, 2023
RMB
For the year ending March 31,
2023	9,902
2024	10,287
2025	4,263
2026	152
2027	—

Total lease payments	24,604
Less: imputed interest	(2,643)

Total	21,961